UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 101.3%
Equity — 43.2%
6,766,714	Goldman Sachs Structured International Equity Fund — 17.8%	$116,116,812
4,511,023	Goldman Sachs Structured Large Cap Growth Fund — 10.6%	69,108,877
3,583,966	Goldman Sachs Structured Large Cap Value Fund — 8.1%	52,755,982
1,263,825	Goldman Sachs Structured International Small Cap Fund — 1.9%	12,638,249
853,944	Goldman Sachs Structured Small Cap Equity Fund — 1.8%	11,570,938
772,921	Goldman Sachs International Real Estate Securities Fund — 1.5%	9,947,499
458,126	Goldman Sachs Real Estate Securities Fund — 1.5%	9,703,110

		281,841,467

Fixed Income — 56.6%
25,141,600	Goldman Sachs Short Duration Government Fund — 37.6%	245,382,012
5,268,132	Goldman Sachs Global Income Fund — 10.4%	67,853,543
3,997,069	Goldman Sachs High Yield Fund — 4.9%	31,736,727
1,275,970	Goldman Sachs Commodity Strategy Fund — 2.2%	14,137,745
822,324	Goldman Sachs Emerging Markets Debt Fund — 1.5%	9,834,990

		368,945,017

		Interest
Shares	Description	Rate	Value
Mutual Funds (Institutional Shares) — (continued)
Money Market — 1.5%
9,714,753	Financial Square Prime Obligations Fund — 1.5%	5.343%	$9,714,753

TOTAL MUTUAL FUNDS			$660,501,237

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.1%
Joint Repurchase Agreement Account II
$400,000	5.116%	10/01/07	$400,000
Maturity Value: $400,171

TOTAL INVESTMENTS — 101.4%			$660,901,237

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%			(9,269,930)

NET ASSETS — 100.0%			$651,631,307

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 28, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$637,453,758

Gross unrealized gain	26,321,417
Gross unrealized loss	(2,873,938)

Net unrealized security gain	$23,447,479

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 101.4%
Equity — 63.8%
5,973,428	Goldman Sachs Emerging Markets Equity Fund — 5.4%	$181,890,880
5,322,347	Goldman Sachs International Real Estate Securities Fund — 2.0%	68,498,607
2,358,221	Goldman Sachs Real Estate Securities Fund — 1.5%	49,947,116
49,689,089	Goldman Sachs Structured International Equity Fund — 25.4%	852,664,776
4,856,633	Goldman Sachs Structured International Small Cap Fund — 1.4%	48,566,325
30,755,386	Goldman Sachs Structured Large Cap Growth Fund — 14.0%	471,172,516
25,915,755	Goldman Sachs Structured Large Cap Value Fund — 11.4%	381,479,918
6,704,503	Goldman Sachs Structured Small Cap Equity Fund — 2.7%	90,846,015

		2,145,066,153

Fixed Income — 36.1%
8,205,153	Goldman Sachs Commodity Strategy Fund — 2.7%	90,913,091
5,848,020	Goldman Sachs Core Fixed Income Fund — 1.7%	57,778,438
7,050,362	Goldman Sachs Emerging Markets Debt Fund — 2.5%	84,322,330
54,349,935	Goldman Sachs Global Income Fund — 20.8%	700,027,164
18,466,015	Goldman Sachs High Yield Fund — 4.4%	146,620,157
13,727,343	Goldman Sachs Short Duration Government Fund — 4.0%	133,978,871

		1,213,640,051

		Interest
Shares	Description	Rate	Value
Mutual Funds (Institutional Shares) — (continued)
Money Market — 1.5%
50,181,270	Financial Square Prime Obligations Fund — 1.5%	5.343%	$50,181,270

TOTAL MUTUAL FUNDS			$3,408,887,474

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.0%
Joint Repurchase Agreement Account II
$900,000	5.116%	10/01/07	$900,000
Maturity Value: $900,384

TOTAL INVESTMENTS — 101.4%			$3,409,787,474

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%			(48,723,017)

NET ASSETS — 100.0%			$3,361,064,457

The percentage shown for each investment and investment category reflects the value of the respective investment or category as as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 28, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,180,883,288

Gross unrealized gain	238,380,736
Gross unrealized loss	(9,476,550)

Net unrealized security gain	$228,904,186

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 97.3%
Equity — 81.4%
59,807,791	Goldman Sachs Structured International Equity Fund — 31.9%	$1,026,301,692
40,041,571	Goldman Sachs Structured Large Cap Growth Fund — 19.1%	613,436,872
35,504,833	Goldman Sachs Structured Large Cap Value Fund — 16.2%	522,631,148
6,691,179	Goldman Sachs Emerging Markets Equity Fund — 6.3%	203,746,401
7,362,149	Goldman Sachs Structured Small Cap Equity Fund — 3.1%	99,757,115
4,966,315	Goldman Sachs International Real Estate Securities Fund — 2.0%	63,916,480
2,207,940	Goldman Sachs Real Estate Securities Fund — 1.4%	46,764,159
4,469,777	Goldman Sachs Structured International Small Cap Fund — 1.4%	44,697,774

		2,621,251,641

Fixed Income — 15.9%
21,111,696	Goldman Sachs Global Income Fund — 8.5%	271,918,649
11,454,781	Goldman Sachs High Yield Fund — 2.8%	90,950,962
7,663,623	Goldman Sachs Commodity Strategy Fund — 2.6%	84,912,942
3,933,243	Goldman Sachs Emerging Markets Debt Fund — 1.5%	47,041,583
1,517,538	Goldman Sachs Core Fixed Income Fund — 0.5%	14,993,279

		509,817,415

TOTAL MUTUAL FUNDS		$3,131,069,056

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.0%
Joint Repurchase Agreement Account II
$100,000	5.116%	10/01/07	$100,000
Maturity Value: $100,043

TOTAL INVESTMENTS — 97.3%			$3,131,169,056

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			87,615,023

NET ASSETS — 100.0%			$3,218,784,079

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 28, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,836,642,346

Gross unrealized gain	306,625,863
Gross unrealized loss	(12,099,153)

Net unrealized security gain	$294,526,710

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.7%
Equity — 96.4%
24,533,289	Goldman Sachs Structured International Equity Fund — 38.1%	$420,991,248
15,943,763	Goldman Sachs Structured Large Cap Growth Fund — 22.1%	244,258,452
14,331,950	Goldman Sachs Structured Large Cap Value Fund — 19.1%	210,966,303
2,750,166	Goldman Sachs Emerging Markets Equity Fund — 7.6%	83,742,553
2,968,284	Goldman Sachs Structured Small Cap Equity Fund — 3.6%	40,220,243
2,606,648	Goldman Sachs Structured International Small Cap Fund — 2.4%	26,066,484
1,744,650	Goldman Sachs International Real Estate Securities Fund — 2.0%	22,453,650
777,326	Goldman Sachs Real Estate Securities Fund — 1.5%	16,463,774

		1,065,162,707

Fixed Income — 3.3%
3,241,956	Goldman Sachs Commodity Strategy Fund — 3.3%	35,920,867

TOTAL INVESTMENTS — 99.7%		$1,101,083,574

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,427,766

NET ASSETS — 100.0%		$1,104,511,340

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$989,180,188

Gross unrealized gain	120,999,549
Gross unrealized loss	(9,096,163)

Net unrealized security gain	$111,903,386

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.8%
Equity — 44.8%
446,693	Goldman Sachs U.S. Equity Dividend and Premium Fund — 26.5%	$5,186,110
117,155	Goldman Sachs Structured International Equity Fund — 10.3%	2,010,381
61,907	Goldman Sachs International Real Estate Securities Fund — 4.1%	796,745
36,647	Goldman Sachs Real Estate Securities Fund — 3.9%	776,180

		8,769,416

Fixed Income — 55.0%
387,598	Goldman Sachs High Yield Fund — 15.7%	3,077,527
230,589	Goldman Sachs Emerging Markets Debt Fund — 14.1%	2,757,843
152,358	Goldman Sachs Investment Grade Credit Fund — 7.7%	1,506,820
113,029	Goldman Sachs Global Income Fund — 7.4%	1,455,811
143,770	Goldman Sachs U.S. Mortgages Fund — 7.3%	1,423,328
52,566	Goldman Sachs Ultra-Short Duration Government Fund — 2.5%	488,343
3,251	Goldman Sachs Government Income Fund — 0.3%	47,751

		10,757,423

TOTAL INVESTMENTS — 99.8%		$19,526,839

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		32,423

NET ASSETS — 100.0%		$19,559,262

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$19,329,454

Gross unrealized gain	330,831
Gross unrealized loss	(133,446)

Net unrealized security gain	$197,385

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 93.6%
Equity — 48.9%
298,337	Goldman Sachs International Small Cap Fund — 17.6%	$6,754,361
607,681	Goldman Sachs Concentrated Emerging Markets Equity Fund — 17.5%	6,684,487
261,555	Goldman Sachs International Real Estate Securities Fund — 8.8%	3,366,208
90,769	Goldman Sachs Real Estate Securities Fund — 5.0%	1,922,498

		18,727,554

Fixed Income — 44.7%
632,791	Goldman Sachs Commodity Strategy Fund — 18.3%	7,011,320
481,916	Goldman Sachs Emerging Markets Debt Fund — 15.1%	5,763,715
545,958	Goldman Sachs High Yield Fund — 11.3%	4,334,906

		17,109,941

TOTAL MUTUAL FUNDS		$35,837,495

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.3%
Joint Repurchase Agreement Account II
$100,000	5.116%	10/01/07	$100,000
Maturity Value: $100,043

TOTAL INVESTMENTS — 93.9%			$35,937,495

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.1%			2,321,948

NET ASSETS — 100.0%			$38,259,443

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 28, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$34,617,952

Gross unrealized gain	1,339,514
Gross unrealized loss	(19,971)

Net unrealized security gain	$1,319,543

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is to the underlying repurchase agreement counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

At September 30, 2007, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Balanced Strategy	$400,000

Growth and Income Strategy	900,000

Growth Strategy	100,000

Satellite Strategies	100,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	5.14%	10/01/07	$2,000,856,667

Banc of America Securities LLC	2,000,000,000	5.10	10/01/07	2,000,850,000

Barclays Capital PLC	3,520,000,000	5.12	10/01/07	3,521,501,867

Bear Stearns	250,000,000	5.15	10/01/07	250,107,292

Citigroup Global Markets, Inc.	3,500,000,000	5.15	10/01/07	3,501,502,083

Credit Suisse Securities (USA) LLC	66,000,000	5.10	10/01/07	66,028,050

Deutsche Bank Securities, Inc.	2,926,000,000	5.10	10/01/07	2,927,243,550

Greenwich Capital Markets	500,000,000	5.10	10/01/07	500,212,500

UBS Securities LLC	1,700,000,000	5.07	10/01/07	1,700,718,250

UBS Securities LLC	766,700,000	5.10	10/01/07	767,025,847

Wachovia Bank	250,000,000	5.10	10/01/07	250,106,250

TOTAL				$17,486,152,356

At September 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.100% to 6.900%, due 12/18/07 to 01/17/17; Federal Home Loan Bank, 4.500%, due 12/14/07; Federal Home Loan Mortgage Association, 3.000% to 15.000%, due 10/01/07 to 09/01/47; Federal National Mortgage Association, 3.500% to 10.000%, due 10/01/07 to 09/01/47; Government National Mortgage Association, 5.000% to 9.000%, due 10/15/09 to 08/15/37. The aggregate market value of the collateral, including accrued interest, was $17,886,309,218.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2007

* Print the name and title of each signing officer under his or her signature.